RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

15. RELATED PARTY TRANSACTIONS AND BALANCES

Related parties of the Company are as follows:

Name of related parties	Relationship with the Company
JFY & Co.	A customer of the Company and controlled by Mr. Chan (Note 1)
JFY CPA Limited	A customer of the Company and controlled by Mr. Chan (Note 1)
Click Environmental Services Limited	A customer of the Company and controlled by Mr. Chan (Note 1)

Note 1: Mr. Chan is the controlling shareholder of these entities and Click Holdings.

Included in the Company’s revenue for the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025 is HKD4,799,338, HKD Nil and HKD1,235,627 (US$158,414) from related parties, respectively. The details are as follows:

	Year ended December 31,	Six months ended June 30,	Year Ended June 30,
Name of related parties	2023	2024	2025	2025
	HKD	HKD	HKD	US$
JFY & Co.	501,728	—	—	—
JFY CPA Limited	4,267,610	—	1,235,627	158,414
Click Environmental Services Limited	30,000	—	—	—
Total	4,799,338	—	1,235,627	158,414

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. RELATED PARTY TRANSACTIONS AND BALANCES (cont.)

Included in the Company’s expenses for the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025 is HKD1,134,071, HKD Nil and HKD Nil from related parties, respectively. The details are as follows:

	Year ended December 31,	Six months ended June 30,	Year Ended June 30,
Name of related parties	2023	2024	2025	2025
	HKD	HKD	HKD	US$
JFY & Co.	(112,400)	—	—	—
JFY CPA Limited	(1,021,671)	—	—	—
Total	(1,134,071)	—	—	—